COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Premises Leases [Member]
First year	$ 188
Second year	36
Third year	36
Fourth year	36
Fifth year and thereafter	72
Total minimum future payments	368
Other Agreements [Member]
First year	457
Second year	205
Third year	133
Fourth year	103
Fifth year and thereafter
Total minimum future payments	$ 898